CORPORATE INFORMATION	12 Months Ended
Dec. 31, 2019
CORPORATE INFORMATION
CORPORATE INFORMATION

1 – CORPORATE INFORMATION

Embotelladora Andina S.A. RUT (Chilean Tax Id. N°) 91.144.000-8 (hereinafter “Andina,” and together with its subsidiaries, the “Company”) is an open stock corporation, whose corporate address and principal offices are located at Miraflores 9153, borough of Renca, Santiago, Chile. The Company is registered under No. 00124 of the Securities Registry and is regulated by Chile’s Financial Market Commission (hereinafter "CMF") and pursuant to Chile's Law 18,046 is subject to the supervision of this entity. It is also registered with the U.S. Securities and Exchange Commission (hereinafter "SEC") and its stock is traded on the New York Stock Exchange since 1994.

The principal activities of Embotelladora Andina S.A. are to manufacture, bottle, commercialize and/or distribute Coca-Cola products and brands registered by The Coca-Cola Company (“TCCC”). The Company has operations and is licensed by The Coca-Cola Company in its territories Chile, Brazil, Argentina and Paraguay. In Chile, the geographic areas in which the Company has distribution franchises are the Metropolitan Region II Region of Antofagasta, III Region of Atacama, IV Region of Coquimbo, the Province of San Antonio, V Region of Valparaiso, the province of Cachapoal, VI Region del Libertador General Bernardo O’Higgins, XI Region de Aysén del General Carlos Ibáñez del Campo; and XII Region of Magallanes and Chilean Antartic.. In Brazil, its territories include the city of Rio de Janeiro and the central and northern parts of the state of Rio de Janeiro, the city of Vitória and the whole state of Espirito Santo and the city of Ribeirão Preto and part of the state of Sao Paulo and Minas Gerais. In Argentina, the territories include Mendoza, Córdoba, San Luis, Entre Ríos, Santa Fe, Rosario, Santa Cruz, Neuquén, El Chubut, Tierra del Fuego, Río Negro, La Pampa and the western zone of the Province of Buenos Aires. In Paraguay, the franchised territory covers the whole country. License agreements for the territories in Chile expire in October 2023. In Argentina they expire in 2022; in Brazil they expire in 2022 and in Paraguay they expire in 2020.

Said licenses are renewable upon the request of the licensee and at the sole discretion of The Coca-Cola Company.

As of the date of these consolidated financial statements, regarding Andina’s principal shareholders, the Controlling Group holds 55.72% of the outstanding shares with voting rights, corresponding to the Series A shares. The Controlling Group is composed of the Chadwick Claro, Garcés Silva, Hurtado Berger, Said Handal and Said Somavía families, who control the Company in equal parts.